SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [x]; Amendment Number: _1__
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/26/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 1
Form 13F Information Table Entry Total: 43
form 13F Information Table Value Total: $190,671
					(thousands)

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      374     4000 SH       Sole                     4000
Abbott Laboratories            COM              002824100      532    10841 SH       Sole                    10841
Adams Express Co.              COM              006212104      335    29442 SH       Sole                    29442
Alamo Group Inc.               COM              011311107    13044   475191 SH       Sole                   475191
Allergan Inc                   COM              018490102      660     9300 SH       Sole                     9300
America Movil - ADR            COM              02364W105      523     9000 SH       Sole                     9000
AmerisourceBergen Corp.        COM              03073e105     8124   205370 SH       Sole                   205370
Antares Pharma Inc.            COM              036642106      676   375500 SH       Sole                   375500
Avalon Holdings Corp.-Cl A     COM              05343P109       96    35000 SH       Sole                    35000
Baxter International Inc.      COM              071813109      469     8717 SH       Sole                     8717
Berkshire Hathaway Class B     COM              084670702      427     5100 SH       Sole                     5100
Berkshire Hathaway Inc Cl A    COM              084670108      251        2 SH       Sole                        2
Biosante Pharmaceuticals       COM              09065V203      365   184500 SH       Sole                   184500
Capital Southwest Corp.        COM              140501107    18969   207240 SH       Sole                   207240
Coca-Cola Co.                  COM              191216100      265     4000 SH       Sole                     4000
Conocophillips                 COM              20825C104      780     9773 SH       Sole                     9773
Design Within Reach            COM              250557204       61    10155 SH       Sole                    10155
Diageo PLC Sponsored ADR       COM              25243Q205     1186    15560 SH       Sole                    15560
Dover Motorsports Inc          COM              260174107       83    41701 SH       Sole                    41701
Exxon Mobil Corp Com           COM              30231G102     1374    16336 SH       Sole                    16336
Genzyme Corp.                  COM              372917104     8208   107775 SH       Sole                   107775
Harris Corporation             COM              413875105     5172   104268 SH       Sole                   104268
Int'l Business Machines        COM              459200101      384     2354 SH       Sole                     2354
Johnson & Johnson              COM              478160104      568     9587 SH       Sole                     9587
McDonalds Corp.                COM              580135101     8452   111076 SH       Sole                   111076
Merck & Co Inc.                COM              58933y105     5972   180915 SH       Sole                   180915
Microsoft Corp.                COM              594918104    10386   409075 SH       Sole                   409075
Motorola Mobility Holdings     COM              620097105     4225   173146 SH       Sole                   173146
Motorola Solutions Inc         COM              620076307     8186   183168 SH       Sole                   183168
Petrochina Company Ltd         COM              71646E100      457     3000 SH       Sole                     3000
Pfizer Inc.                    COM              717081103      683    33618 SH       Sole                    33618
Philip Morris Intl             COM              718172109      203     3100 SH       Sole                     3100
Procter & Gamble               COM              742718109      643    10445 SH       Sole                    10445
Sara Lee Corp.                 COM              803111103    10568   598100 SH       Sole                   598100
SINA Corp.                     COM              G81477104      214     2000 SH       Sole                     2000
Speedway Motorsports           COM              847788106    13651   854282 SH       Sole                   854282
Symantec Corp.                 COM              871503108    12611   680180 SH       Sole                   680180
Tesla Motors, Inc.             COM              88160r101     2260    81443 SH       Sole                    81443
Tri-Continental Corp.          COM              895436103      439    30000 SH       Sole                    30000
Viad Corp.                     COM              92552R406    19187   801459 SH       Sole                   801459
Vodafone Group plc             COM              92857w209    14018   487593 SH       Sole                   487593
Wal-Mart Stores Inc.           COM              931142103     8916   171301 SH       Sole                   171301
Yahoo Inc.                     COM              984332106     6673   400060 SH       Sole                   400060